CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME	$ 578,013,000	$ 398,672,000	$ 288,844,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	382,806,000	378,597,000	350,862,000
Amortization of deferred financing costs	18,159,000	13,272,000	14,203,000
Amortization of deferred interest expense	756,000	2,138,000	1,142,000
Amortization of discount on senior notes payable	71,000	801,000	723,000
Excess payment on acquisition of assets and liabilities	0	5,747,000	0
Interest accretion on capital lease obligations	16,063,000	0	0
Loss on disposal of property and equipment	2,483,000	887,000	426,000
Allowance for doubtful debts and direct write off	44,299,000	28,416,000	37,803,000
Written off contract acquisition costs	1,582,000	0	0
Loss on extinguishment of debt	50,935,000	0	25,193,000
Written off deferred financing costs on modification of debt	10,538,000	0	0
Share-based compensation	14,987,000	8,973,000	8,624,000
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	0	0	4,310,000
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	0	(138,000)	0
Change in fair value of interest rate swap agreements	0	(363,000)	(3,947,000)
Changes in operating assets and liabilities:
Accounts receivable	(15,261,000)	(42,367,000)	(69,741,000)
Amounts due from affiliated companies	1,299,000	524,000	(318,000)
Amount due from a shareholder	0	6,000	0
Income tax receivable	0	0	265,000
Inventories	(1,593,000)	(1,318,000)	(268,000)
Prepaid expenses and other current assets	(25,974,000)	(3,716,000)	(9,359,000)
Long-term prepayments, deposits and other assets	(1,197,000)	(2,679,000)	379,000
Deferred tax assets	12,000	(81,000)	1,000
Accounts payable	(3,920,000)	1,722,000	3,143,000
Accrued expenses and other current liabilities	71,527,000	164,886,000	94,182,000
Income tax payable	5,640,000	(313,000)	238,000
Amounts due to affiliated companies	2,164,000	(564,000)	412,000
Amounts due to shareholders	79,000	0	(267,000)
Other long-term liabilities	2,010,000	809,000	777,000
Deferred tax liabilities	(3,544,000)	(3,678,000)	(2,967,000)
Net cash (used in) provided by operating activities	1,151,934,000	950,233,000	744,660,000
CASH FLOWS FROM INVESTING ACTIVITIES
Change in bank deposits with original maturity over three months	(626,940,000)	0	0
Payment for capitalized construction costs	(496,915,000)	(79,211,000)	(18,764,000)
Advance payments for construction costs	(161,633,000)	0	0
Payment for acquisition of property and equipment	(78,250,000)	(141,269,000)	(71,504,000)
Payment for land use rights	(64,297,000)	(53,830,000)	(15,271,000)
Payment for contract acquisition costs	(27,722,000)	0	0
Deposits for acquisition of property and equipment	(17,198,000)	(7,708,000)	(3,962,000)
Payment for security deposit	(4,293,000)	0	0
Payment for entertainment production costs	(2,064,000)	(1,788,000)	(70,000)
Net payment for acquisition of assets and liabilities	0	(5,315,000)	(290,058,000)
Proceeds from sale of property and equipment	343,000	422,000	233,000
Proceeds from deposits on sale of assets held for sale	1,285,000	0	0
Changes in restricted cash	268,414,000	(1,047,019,000)	(185,992,000)
Net cash (used in) provided by investing activities	(1,209,270,000)	(1,335,718,000)	(585,388,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt	(1,667,969,000)	(2,755,000)	(117,076,000)
Payment of deferred financing costs	(129,133,000)	(30,297,000)	(36,135,000)
Prepayment of deferred financing costs	(56,535,000)	(18,812,000)	0
Deferred payment for acquisition of assets and liabilities	(25,000,000)	(25,000,000)	0
Purchase of shares under trust arrangement for future vesting of restricted shares	(8,770,000)	0	0
Principal payments on capital lease obligations	(38,000)	0	0
Proceeds from exercise of share options	4,017,000	3,599,000	4,565,000
Capital contribution from noncontrolling interests	280,000,000	140,000,000	0
Net proceeds from issuance of shares of a subsidiary	338,461,000	0	0
Proceeds from long-term debt	1,000,000,000	868,000,000	706,556,000
Net cash (used in) provided by financing activities	(264,967,000)	934,735,000	557,910,000
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	(5,149,000)	1,935,000	(1,081,000)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(327,452,000)	551,185,000	716,101,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,709,209,000	1,158,024,000	441,923,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,381,757,000	1,709,209,000	1,158,024,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest (net of capitalized interest)	(127,807,000)	(102,015,000)	(111,656,000)
Cash paid for tax (net of refunds)	(333,000)	(1,129,000)	(827,000)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Costs of property and equipment funded through capital lease obligations	288,535,000	0	0
Costs of property and equipment funded through accrued expenses and other current liabilities and other long-term liabilities	15,744,000	10,967,000	6,641,000
Costs of property and equipment funded through amounts due to affiliated companies	215,000	428,000	52,000
Construction costs funded through accrued expenses and other current liabilities and other long-term liabilities	87,611,000	49,508,000	7,989,000
Land use rights costs funded through accrued expenses and other current liabilities and land use rights payable	14,608,000	69,057,000	0
Deferred financing costs funded through accrued expenses and other current liabilities	4,522,000	7,080,000	778,000
Entertainment production costs funded through accrued expenses and other current liabilities	448,000	15,000	0
Acquisition of assets and liabilities funded through accrued expenses and other current liabilities and other long-term liabilities	0	0	48,473,000
Settlement of shareholders' loans through issuance of shares	$ 0	$ 0	$ 115,442,000